Risk Management (Details) - Schedule of Solvency Indicators and Regulatory Compliance Indicators According to Basel III	Dec. 31, 2023	Dec. 31, 2022
Schedule of Solvency Indicators and Regulatory Compliance Indicators According to Basel III [Abstract]
Leverage indicator (T1_I18/T1_I7)	6.66%	6.87%
Leverage indicator that the bank must meet, considering the minimum requirements	3.00%	3.00%
Basic capital indicator (T1_I18/T1_I11,b)	11.12%	11.08%
Basic capital indicator that the bank must meet, considering the minimum requirements	5.25%	4.88%
Capital buffer shortfall
Tier 1 capital indicator (T1_I25/T1_I11,b)	12.66%	13.13%
Tier 1 capital indicator that the bank must meet, considering the minimum requirements	6.75%	6.38%
Effective equity indicators (T1_I31/T1_I11,b)	17.64%	17.77%
Effective equity indicator that the bank must meet, considering the minimum requirements	8.75%	8.38%
Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	8.00%	8.00%
Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	10.63%	9.63%
Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	0.97%	1.03%
Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	38.18%	34.96%
Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	13.84%	18.52%
Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.00%	0.50%